DIRECT COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Depreciation and amortisation expense	$ 2,435	$ 2,214	$ 4,910	$ 4,402
Total	$ 19,152	$ 19,906	$ 38,198	$ 39,726